Hartford Schroders Diversified Opportunities Fund Investment Strategy - Hartford Schroders Diversified Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing across equity, fixed income, and alternative asset classes. Under normal circumstances, the Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”), target an allocation between 30% to 80% of the Fund’s net assets in equity and equity related investments, 10% to 70% of the Fund’s net assets in fixed income and fixed income related investments, and 0% to 35% of its net assets in alternative related investments. The Fund may invest in both U.S. and non-U.S. markets, including emerging markets. The Fund’s investments may be non-U.S. dollar denominated. The Sub-Advisers seek to adjust asset allocations within the allocation bands in response to changing market, economic and political factors and events that the Sub-Advisers believe may affect the value of the Fund’s investments. The Sub-Advisers focus on tactical and thematic ideas as part of the asset allocation process. To implement its asset allocation decisions, the Fund’s portfolio management team may allocate a portion of Fund assets to active strategies managed by specialized investment teams at the Sub-Advisers that will invest the allocated assets in accordance with the Fund’s investment strategy. The equity portion of the Fund may include investments in common stocks, preferred stocks, depositary receipts, mutual funds, and exchange traded funds (“ETFs”), among other types of investments. The fixed income portion of the Fund may include investments in obligations of governments, government agencies or instrumentalities; supra-national issuers; corporate issuers; mutual funds; ETFs; and cash and cash equivalents; among other types of investments. The debt instruments may pay fixed, variable, or floating interest rates and may include asset-backed securities, mortgage-backed securities (including “to be announced” (“TBA”) transactions), inflation-indexed bonds, and other securities bearing fixed or variable interest rates. The Fund may invest in debt securities of any maturity or duration and of any credit quality, including high yield investments (also referred to as “junk bonds”). The investment companies in which the Fund may invest include both affiliated and unaffiliated investment companies. The Fund may seek exposure to alternative related investments through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, Hartford Schroders Cayman Diversified Opportunities Fund, Ltd. (the “Subsidiary”), and through investments in ETFs. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary (unlike the Fund) may invest without limit in commodity-related investments, including commodity-linked notes, commodity-related derivative investments (including futures contracts, options, and swap agreements), and exchange traded commodities, which are pooled investment vehicles that invest primarily in commodities and commodity-related instruments (“ETCs”). The Subsidiary may also hold cash and invest in other investments, including fixed income securities, either as investments or to serve as margin or collateral. The Fund may enter into exchange-traded or over-the-counter derivatives transactions, including but not limited to, futures contracts, swap contracts (including total return swaps and interest rate swaps), currency forwards, and options. The Fund may enter into any of these transactions to hedge various risks; take a net long or short position in certain investments or markets; provide liquidity in the Fund; equitize cash; minimize transaction costs; generate income; adjust the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicate certain direct investments; and for asset and sector allocation purposes. The Fund may enter into derivative transactions directly and indirectly through the Subsidiary.The Sub-Advisers use a flexible asset allocation approach driven by thematic and tactical ideas, with an emphasis on seeking to reduce downside risk. The Fund generally seeks diversification across industries and sectors. The Sub-Advisers use fundamental macro research and proprietary asset allocation models to aid the asset allocation decision making process. When making allocation decisions, the Sub-Advisers consider a common set of drivers (e.g. valuation, cyclical and technical) and a range of time horizons (e.g. shorter-term tactical, medium-term thematic and longer-term structural). When choosing investments, the Sub-Advisers combine quantitative and qualitative approaches to assess opportunities. In addition, the Sub-Advisers integrate financially material environmental, social and governance (“ESG”) characteristics (where available for an issuer) into their investment process. ESG characteristics are one of several factors that contribute to the Sub-Advisers’ overall evaluation of the risk and return potential of an investment. The Sub-Advisers may sell securities or other instruments when they believe that the investment no longer offers attractive potential future returns compared to other investment opportunities or that the investment presents undesirable risks, or to limit losses on investments that have declined in value.In seeking to achieve the Fund’s investment objective, the Sub-Advisers apply their asset allocation approach to seek certain return and volatility targets in the Fund. The Fund seeks to outperform (before Fund fees and expenses) over a full market cycle (i) the Fund’s blended benchmark; and (ii) the ICE BofA US 3-Month Treasury Bill Index plus 5% on an annualized basis. The Sub-Advisers seek to target an overall portfolio volatility target over a market cycle of approximately two-thirds or lower of the volatility of equity markets, as represented by the MSCI ACWI Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. There can be no assurance that the Fund will achieve the return and/or volatility targets and you may lose money by investing in the Fund.